LIABILITIES OF DISCONTINUED OPERATIONS (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Account payable and other accrued liabilities		$ 107,000
Roomlinx [Member]
Account payable and other accrued liabilities	$ 107,000	$ 107,000